Loans Receivable - Impaired Loans (Parenthetical) (Detail)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Receivables [Abstract]
Period for loans deemed as non-accrual to return to accrual status	90 days	90 days	90 days
Guarantee provided by government agencies against outstanding balances of education loans	97.00%	97.00%